Derivative Instruments and Hedging Activities - Foreign Exchange Currency Forward Contracts Not Designated as Hedging Instruments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Derivative [Line Items]
Cash flow hedge, interest rate swap agreements			$ 52,380,000	$ (39,947,000)	$ (8,783,000)
Foreign Exchange Currency Forward Contracts			0	(17,005,000)	(6,003,000)
Accrued Expenses And Other Current Liabilities
Derivative [Line Items]
Derivative liability			(2,082,000)
Other Noncurrent Liabilities
Derivative [Line Items]
Derivative liability			(6,262,000)	(49,703,000)
Other Assets
Derivative [Line Items]
Derivative asset	$ 19,443,000		11,021,000
Net Investment Hedging
Derivative [Line Items]
Cumulative net losses	15,653,000		10,357,000
Foreign exchange contracts
Derivative [Line Items]
Net payments			0	0	(737,000)
Foreign exchange contracts | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Notional amount of derivatives			0	0
Foreign Exchange Currency Forward Contracts			0	0	(737,000)
Interest Rate Swap Agreements
Derivative [Line Items]
Notional amount of derivatives	350,000,000		350,000,000	350,000,000		$ 350,000,000
Cumulative net losses	(3,790,000)		7,680,000
Interest Rate Swap Agreements | Cash Flow Hedging
Derivative [Line Items]
Derivative liability			(7,680,000)	(21,062,000)
Derivative asset	3,790,000
Interest Rate Swap Agreements | Designated Hedging Instruments
Derivative [Line Items]
Cash flow hedge, interest rate swap agreements			13,382,000	(12,288,000)	(7,801,000)
Interest Rate Swap Agreements | Designated Hedging Instruments | Cash Flow Hedging
Derivative [Line Items]
Cash flow hedge, interest rate swap agreements	11,470,000	$ 4,201,000
August 2023 Cross Currency Swap Agreements | Net Investment Hedging
Derivative [Line Items]
Derivative liability			(664,000)	(8,229,000)
Derivative asset	219,000
August 2023 Cross Currency Swap Agreements | Designated Hedging Instruments | Net Investment Hedging
Derivative [Line Items]
Net investment hedge, currency swap agreements	883,000	4,751,000	7,565,000	(7,247,000)	(982,000)
February 2026 Cross Currency Swap Agreements | Net Investment Hedging
Derivative [Line Items]
Derivative liability				(20,412,000)
Derivative asset	15,434,000		11,021,000
February 2026 Cross Currency Swap Agreements | Designated Hedging Instruments | Net Investment Hedging
Derivative [Line Items]
Net investment hedge, currency swap agreements	$ 4,413,000	$ 6,254,000	$ 31,433,000	$ (20,412,000)	$ 0